Compensation Plans - Additional Information (Details)	1 Months Ended	12 Months Ended
	Nov. 30, 2014 USD ($)	Nov. 30, 2015 USD ($) plan shares	Nov. 30, 2014 USD ($)	Nov. 30, 2013 USD ($)	Mar. 31, 2014
Employee Benefits Disclosure [Line Items]
Shares available for future grant | shares		18,300,000
Share-based compensation expense		$ 55,000,000	$ 52,000,000	$ 42,000,000
Fair value of market-based share award			13,000,000	4,000,000
Share-based awards, grant date fair value		41,000,000	41,000,000	42,000,000
Unrecognized compensation cost		55,000,000
Intrinsic value of options exercised				3,000,000
Unrecognized compensation cost related to stock options		$ 0
Number of unvested stock options | shares		0
Pension expense		$ 47,000,000	69,000,000	62,000,000
Defined contribution plans, total expense		$ 30,000,000	$ 25,000,000	$ 25,000,000
TBS Awards
Employee Benefits Disclosure [Line Items]
Weighted-average period over which cost is expected to be recognized		10 months 24 days
Restricted Stock Awards
Employee Benefits Disclosure [Line Items]
Award vesting period description		RSAs have been granted to certain officers and non-executive board members and vest at the end of three years,
Award vesting period		3 years
Restricted Stock Units
Employee Benefits Disclosure [Line Items]
Award vesting period description		Carnival Corporation and Carnival plc grant RSUs, which also vest at the end of three years, except for tax release shares, and accrue forfeitable dividend equivalents on each outstanding RSU, in the form of additional RSUs, based on dividends declared.
Award vesting period		3 years
PBS Awards
Employee Benefits Disclosure [Line Items]
PBS awards earnings per share growth period		3 years
PBS award opportunity to earn, minimum		0.00%	0.00%	0.00%
PBS award opportunity to earn, maximum		200.00%	200.00%	187.50%
Weighted-average period over which cost is expected to be recognized		9 months 18 days
MBS Awards
Employee Benefits Disclosure [Line Items]
Weighted-average period over which cost is expected to be recognized		1 year
First half of the MBS award | MBS Awards
Employee Benefits Disclosure [Line Items]
Award vesting period		3 years
Second half of the MBS award | MBS Awards
Employee Benefits Disclosure [Line Items]
Award vesting period		4 years
General and Administrative Expense
Employee Benefits Disclosure [Line Items]
Share-based compensation expense		$ 51,000,000	$ 48,000,000	$ 39,000,000
Payroll and Related Expenses
Employee Benefits Disclosure [Line Items]
Share-based compensation expense		$ 4,000,000	$ 4,000,000	$ 3,000,000
Pension Plan
Employee Benefits Disclosure [Line Items]
Weighted-average discount rates		3.50%
Multiemployer Defined Benefit Pension Plan
Employee Benefits Disclosure [Line Items]
Number of multiemployer plans | plan		2
Multiemployer Defined Benefit Pension Plan | MNOPF
Employee Benefits Disclosure [Line Items]
Funded percentage					87.00%
Employer contribution as a percentage of total contributions made by all plan participants		5.00%	5.00%	5.00%
Special assessment invoice expensed in cruise payroll and related expense				$ 15,000,000
Multiemployer Defined Benefit Pension Plan | MNRPF
Employee Benefits Disclosure [Line Items]
Funded percentage					67.00%
Employer contribution as a percentage of total contributions made by all plan participants		5.00%	5.00%	5.00%
Special assessment invoice expensed in cruise payroll and related expense	$ 18,000,000
Remaining estimated obligation of deficit		$ 0
Contributions to multiemployer plan		$ 14,000,000